Acquisition of the Isaac Mizrahi Business (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Components of purchase price:
Cash paid at closing	$ 9,674,000
Cash deposited with escrow agent	500,000
3,703,688 shares of common stock of the Company valued at $3.34 per share	12,370,000
Seller Note	7,377,000
Seller Note discount (See Note 5, Debt)	(1,740,000)
Contingent obligations - Due to Seller	17,766,000
Long term installment obligation (Earthbound) (See Note 5, Debt)	1,132,000
Seller Licensee obligation assumed and paid at closing	1,500,000
Total purchase price	48,579,000
Allocation of purchase price:
Trademark and other related intangible assets	46,500,000
Goodwill	12,371,000
Property, furniture and equipment	1,233,000
Deferred tax liability	(11,525,000)
Total assets acquired	$ 48,579,000